Goodwill and Other Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2015
Goodwill and Other Intangible Assets [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill
U.S. $ in thousands
Goodwill as of December 31, 2014	$1,323.5
Goodwill impairment charges	(150.4)
Goodwill acquired	1.0
Translation differences	(1.9)
Goodwill as of June 30, 2015	$1,172.1

Schedule of Other Intangible Assets
	June 30, 2015				December 31, 2014
	Gross		Accumulated	Net	Gross		Accumulated	Net
	Carrying	Accumulated	Impairment	Book	Carrying	Accumulated	Impairment	Book
	Amount	Amortization	Loss	Value	Amount	Amortization	Loss	Value

	U.S. $ in thousands

Developed technology	$512,499	$(136,845)	$(41,418)	$334,236	$512,402	$(109,816)	$(11,636)	$390,950
Patents	16,534	(9,060)	-	7,474	15,209	(8,136)	-	7,073
Trademarks and trade names	60,128	(12,257)	-	47,871	60,046	(9,519)	-	50,527
Customer relationships	149,338	(34,564)	(13,423)	101,351	148,338	(26,219)	-	122,119
Non-compete agreements	10,843	(5,070)	-	5,773	10,843	(3,952)	-	6,891
Capitalized software development costs	17,564	(14,863)	-	2,701	17,290	(14,423)	-	2,867
In process research and development	20,679	-	(3,000)	17,679	20,476	-	(3,000)	17,476
	$787,585	$(212,659)	$(57,841)	$517,085	$784,604	$(172,065)	$(14,636)	$597,903

Schedule of Estimated Amortization Expense Relating to Intangible Assets
U.S. $ in thousands
Remainning 6 months of 2015	$37,164
2016	73,437
2017	72,496
2018	71,299
2019	69,104
Thereafter	175,906
Total	$499,406